SEGMENT REPORTING (Schedule of Segment Information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Segment reporting [Line Items]
Revenues from external customers	¥ 223,011	$ 34,178	¥ 198,363	¥ 190,898
Cost of sales	(209,928)	(32,173)	(214,193)	(171,136)
Gross profit (loss)	13,083	$ 2,005	(15,830)	19,762
Total assets	5,334,538		4,297,445		$ 817,554
Network Segment [Member]
Segment reporting [Line Items]
Revenues from external customers	115,959		121,537	138,070
Cost of sales	(52,725)		(77,131)	(79,266)
Gross profit (loss)	63,234		44,406	58,804
Hospital [Member]
Segment reporting [Line Items]
Revenues from external customers	107,052		76,826	52,828
Cost of sales	(157,203)		(137,062)	(91,870)
Gross profit (loss)	(50,151)		(60,236)	¥ (39,042)
Operation segment [Member]
Segment reporting [Line Items]
Total assets	5,334,538		4,297,445		817,554
Operation segment [Member] | Network Segment [Member]
Segment reporting [Line Items]
Total assets	1,725,936		1,030,782		264,512
Operation segment [Member] | Hospital [Member]
Segment reporting [Line Items]
Total assets	¥ 3,608,602		¥ 3,266,663		$ 553,042